Net Income (Loss) Per Share - Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net income (Loss) Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net income (loss) per ordinary share	14,676,458	29,676,253	9,907,671
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net income (loss) per ordinary share	217,612	272,500	220,781